2. INVENTORIES (Sept. 2018 Note)	3 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
INVENTORIES

2.	INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consisted of the following:

	September 30, 2018	June 30, 2018
Raw Materials	$530,079	$500,908
Work-In-Progress	371,282	434,536
Finished Goods	212,257	208,624
Total Inventories	$1,113,618	$1,144,068